Significant Accounting Policies - Summary of Credit Risk Rating Grades (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	€ 154,156	€ 143,075
Financial assets at amortised cost, class [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	139,275	127,988
Financial assets at amortised cost, class [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	169	51
Financial assets at amortised cost, class [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	51	70
Financial assets at amortised cost, class [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	92,836	82,014
Financial assets at amortised cost, class [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	169	51
Financial assets at amortised cost, class [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2,657	2,724
Financial assets at amortised cost, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	39,298	38,524
Financial assets at amortised cost, class [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	4,341	4,479
Financial assets at amortised cost, class [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	93	177
Financial assets at amortised cost, class [member] | AAA [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	32,085	30,088
Financial assets at amortised cost, class [member] | AAA [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	9	1
Financial assets at amortised cost, class [member] | AAA [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	28,970	26,723
Financial assets at amortised cost, class [member] | AAA [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	9	1
Financial assets at amortised cost, class [member] | AAA [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	136	255
Financial assets at amortised cost, class [member] | AAA [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,066	1,311
Financial assets at amortised cost, class [member] | AAA [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,913	1,799
Financial assets at amortised cost, class [member] | AA [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	13,565	12,933
Financial assets at amortised cost, class [member] | AA [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	19	7
Financial assets at amortised cost, class [member] | AA [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	9,869	8,989
Financial assets at amortised cost, class [member] | AA [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	19	7
Financial assets at amortised cost, class [member] | AA [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	129	193
Financial assets at amortised cost, class [member] | AA [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	3,494	3,671
Financial assets at amortised cost, class [member] | AA [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	74	82
Financial assets at amortised cost, class [member] | A [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	29,309	26,111
Financial assets at amortised cost, class [member] | A [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	106	34
Financial assets at amortised cost, class [member] | A [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	23,615	20,112
Financial assets at amortised cost, class [member] | A [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	106	34
Financial assets at amortised cost, class [member] | A [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2,178	2,164
Financial assets at amortised cost, class [member] | A [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	3,369	3,580
Financial assets at amortised cost, class [member] | A [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	142	198
Financial assets at amortised cost, class [member] | A [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	6	57
Financial assets at amortised cost, class [member] | BBB [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	28,334	23,800
Financial assets at amortised cost, class [member] | BBB [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	35	10
Financial assets at amortised cost, class [member] | BBB [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	17	43
Financial assets at amortised cost, class [member] | BBB [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	26,310	22,296
Financial assets at amortised cost, class [member] | BBB [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	35	10
Financial assets at amortised cost, class [member] | BBB [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	213	112
Financial assets at amortised cost, class [member] | BBB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	695	369
Financial assets at amortised cost, class [member] | BBB [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,098	970
Financial assets at amortised cost, class [member] | BBB [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1	10
Financial assets at amortised cost, class [member] | BB [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2,267	1,487
Financial assets at amortised cost, class [member] | BB [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	24	27
Financial assets at amortised cost, class [member] | BB [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2,119	1,364
Financial assets at amortised cost, class [member] | BB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	78	15
Financial assets at amortised cost, class [member] | BB [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	46	49
Financial assets at amortised cost, class [member] | BB [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		33
Financial assets at amortised cost, class [member] | B [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	989	1,285
Financial assets at amortised cost, class [member] | B [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	7
Financial assets at amortised cost, class [member] | B [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	938	1,244
Financial assets at amortised cost, class [member] | B [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		4
Financial assets at amortised cost, class [member] | B [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	45	38
Financial assets at amortised cost, class [member] | CCC or lower [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,018	1,283
Financial assets at amortised cost, class [member] | CCC or lower [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	3
Financial assets at amortised cost, class [member] | CCC or lower [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,015	1,283
Financial assets at amortised cost, class [member] | CCC or lower [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1
Financial assets at amortised cost, class [member] | Grade Not Rated [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	31,707	31,000
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2	3
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	30,596	29,574
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,068	1,383
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	€ 41	€ 40